Cover Page	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Forgent Power Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43102
Entity Tax Identification Number	39-3386651
Entity Address, Address Line One	11500 Dayton Parkway
Entity Address, City or Town	Dayton
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55369
City Area Code	763
Local Phone Number	588-0536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	FPS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0002080126
Amendment Flag	false